Document And Entity Information - USD ($)	12 Months Ended
	Jul. 31, 2022	Sep. 06, 2022	Jan. 31, 2022
Document Information Line Items
Entity Registrant Name	MAYS J W INC
Trading Symbol	MAYS
Document Type	10-K
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding		2,015,780
Entity Public Float			$ 14,549,440
Amendment Flag	false
Entity Central Index Key	0000054187
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Auditor Name	Prager Metis CPAs, LLC
Auditor Firm ID	273
Auditor Location	Hackensack, NJ
Document Annual Report	true
Document Transition Report	false
Entity File Number	1-3647
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-1059070
Entity Address, Address Line One	9 Bond Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	624-7400
Title of 12(b) Security	Common Stock, $1 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes